Risks (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 HKD ($)
Risks [Line Items]
Cash balances in bank accounts (in Dollars)				$ 800,000
Loss allowance for deposits and other receivables	$ 1,180	$ 302
Variable interest rate				1.00%
Net income	(10,314,672)	(1,461,116)	$ 783,438
Potential loss of accounts receivable	365,355	840,742
Potential loss of contract assets	$ 221,031	595,870
Interest Rate Risk [Member]
Risks [Line Items]
Percentage of interest rate risk	1.00%
Net income	$ 9,549	$ 10,664